Condensed Financial Statements of the Company - Schedule of Condensed Statements of Cash flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (123,950,486)	$ (17,458,061)	¥ (2,356,633)	¥ (25,175,497)
Net cash used in investing activities	(83,807,400)	(11,804,025)	(348,230)	(62,413,924)
Net cash provided by financing activities	185,960,991	26,192,058	23,868,752	141,201,960
Net increase/(decrease) in cash, cash equivalents and restricted cash	(21,796,895)	(3,070,028)	21,163,889	53,612,539
Cash, cash equivalents and restricted cash at the beginning of the year	92,712,336	13,058,259	71,548,447	17,935,908
Cash, cash equivalents and restricted cash at the end of the year	¥ 70,915,441	$ 9,988,231	¥ 92,712,336	¥ 71,548,447